Share-based payments - Movement on Ordinary Shares Granted for Significant Restricted Stock Plans (Detail) pure in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Executive Performance Share Plan [member]
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Weighted average fair value, Non-vested beginning balance	£ 13.68
Weighted average fair value, Granted	8.14
Weighted average fair value, Lapsed	15.00
Weighted average fair value, Vested	11.22
Weighted average fair value, Non-vested ending balance	£ 13.63
Number of shares, Non-vested beginning balance	9.1
Number of shares, Granted	0.7
Number of shares, Lapsed	(1.1)
Number of shares, Vested	(2.0)
Number of shares, Non-vested ending balance	6.7
Performance Share Awards [member]
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Weighted average fair value, Non-vested beginning balance	£ 16.59
Weighted average fair value, Granted	12.02
Weighted average fair value, Lapsed	15.22
Weighted average fair value, Vested	15.17
Weighted average fair value, Non-vested ending balance	£ 14.37
Number of shares, Non-vested beginning balance	1.9
Number of shares, Granted	1.4
Number of shares, Lapsed	(0.1)
Number of shares, Vested	(0.9)
Number of shares, Non-vested ending balance	2.3
Leaders, Partners and High Potential Group [member]
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Weighted average fair value, Non-vested beginning balance	£ 15.02
Weighted average fair value, Granted	8.06
Weighted average fair value, Lapsed	14.72
Weighted average fair value, Vested	14.26
Weighted average fair value, Non-vested ending balance	£ 11.54
Number of shares, Non-vested beginning balance	6.8
Number of shares, Granted	4.8
Number of shares, Lapsed	(0.7)
Number of shares, Vested	(1.8)
Number of shares, Non-vested ending balance	9.1